Related Party Transactions (Details Narrative) (10-K)				3 Months Ended			6 Months Ended		12 Months Ended
	Feb. 08, 2019 USD ($) $ / shares	Jan. 02, 2018 USD ($) $ / shares	Jan. 02, 2018 USD ($) $ / shares	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Jun. 30, 2020 USD ($)	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) ft²	Aug. 21, 2018 USD ($)
Related party costs										$ 31,617
Discount on debt										29,122
2018 Debentures [Member]
Discount on debt									156,394
2019 Debentures [Member]
Discount on debt									31,434
FirstFire Global Opportunities Fund LLC [Member] | 2018 Debentures [Member]
Convertible debentures, principal amount									415,000
Convertible debt convertible into common shares conversion price per share | $ / shares		$ 10.00	$ 10.00
Beneficial ownership, percentage		4.99%
Discount on debt		$ 395,000	$ 395,000
FirstFire Global Opportunities Fund LLC [Member] | 2019 Debentures [Member]
Convertible debentures, principal amount									150,000
Convertible debt convertible into common shares conversion price per share | $ / shares	$ 10.00
Beneficial ownership, percentage	4.99%
Discount on debt	$ 97,500
Credit Agreement [Member] | Maximum [Member]
Revolving line of credit											$ 350,000
Credit Agreement [Member] | Maximum [Member] | March 2020 [Member]
Revolving line of credit									400,000
Renewable Energy Holdings LLC [Member]
Related party costs						$ 9,019				40,636
Turquino Equity LLC [Member]
Management expenses				$ 10,000	$ 19,500		$ 30,000	$ 39,000	80,500	78,000
Steve Mullane [Member]
Related party costs										8,333
Revenue from related party										8,759
Pride Employee [Member]
Related party costs									5,169
Revenue from related party									$ 6,416
Rezaul Karim [Member]
Revenue from related party						$ 8,499				$ 40,288
Two Directors [Member] | FirstFire Global Opportunities Fund LLC [Member]
Convertible debentures, principal amount	$ 150,000	$ 400,000	$ 400,000
Convertible debentures interest rate, percentage	10.00%	12.00%	12.00%
Debt maturity, description	The 2019 Debentures, together with any accrued and unpaid interest, become due and payable on February 8, 2021 (the "2021 Maturity Date"). Interest on the 2019 Debentures accrues at the rate of 10% per annum, payable monthly in cash, beginning on March 1, 2019 and through the 2021 Maturity Date.		The 2018 Debentures, together with any accrued and unpaid interest, become due and payable on January 2, 2020 (the "2020 Maturity Date"). Interest on the 2018 Debentures accrues at the rate of 12% per annum from January 2, 2018 through the date of the Amendments, and 10% per annum subsequent to the date of the Amendments, payable monthly in cash, beginning on February 1, 2018 and through the 2020 Maturity Date.
Debt instrument maturity date	Feb. 08, 2021		Jan. 02, 2020
Two Directors [Member] | FirstFire Global Opportunities Fund LLC [Member] | 2018 Debentures [Member]
Convertible debentures, principal amount		$ 400,000	$ 400,000
Convertible debentures interest rate, percentage		12.00%	12.00%
Debt instrument maturity date			Jan. 02, 2020
Two Directors [Member] | FirstFire Global Opportunities Fund LLC [Member] | 2019 Debentures [Member]
Convertible debentures, principal amount	$ 150,000
Convertible debentures interest rate, percentage	10.00%
Debt instrument maturity date	Feb. 08, 2021
Executive Officers [Member]
Area of office | ft²						800				800